BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Allowance for doubtful accounts	$ 0	$ 26,000
Patents, amortization	$ 173,387	$ 154,218
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	3,583,846	259,323
Common stock, shares outstanding (in shares)	3,583,846	259,323
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	750,000	750,000
Preferred stock, shares issued (in shares)	48,100	48,100
Preferred stock, shares outstanding (in shares)	48,100	48,100
Preferred stock, liquidation preference	$ 899,069	$ 850,301